LIABILITIES IN RESPECT OF GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2017
Disclosure of liabilities in respect of government grants [Abstract]
LIABILITIES IN RESPECT OF GOVERNMENT GRANTS
NOTE 12: -     LIABILITIES IN RESPECT OF GOVERNMENT GRANTS

	2017	2016

Balance at January 1,	$3,428	$3,139
Grants received	302	474
Royalties paid	(158)	(333)
BIRD repayment	(50)	-
Amounts recorded in profit or loss	20	148

Balance at December 31,	$3,542	$3,428

The Company received research and development grants from the IIA, and undertook to pay royalties of 3% of revenues derived from research and development projects that were financed by the IIA, of up to 100% of the grants received. As of December 31, 2017, the Company received grants amounting to $6,401, (including accrued interest), while total royalties paid as of that date amounted to $3,332.

The Company received research and development grants from BIRD, and undertook to pay royalties of 5% of revenues derived from research and the development projects that were financed by BIRD, of up to 150% of all grants received. As of December 31, 2017, the Company received grants in the amount of $937. No royalties have yet been paid through December 31, 2017 as no revenues were derived from products developed using these grants.

The Company received research and development grants from CIIRDF, and undertook to pay royalties of 2.5% of revenues derived from research and the development projects that were financed by CIIRDF, of up to 100% of all grants received. As of December 31, 2017, the Company received grants amounting to $334. No royalties have yet been paid through December 31, 2017 as no revenues were derived from products developed using these grants.